Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,468,034	$ 358,961	¥ 4,462,194
Term deposits	8,824,610	1,283,486	2,432,016
Accounts receivable, net of allowance for doubtful accounts of RMB585 and RMB nil as of December 31, 2017 and 2018, respectively	719,606	104,662	257,633
Amount due from related parties			33,460
Prepaid expenses and other current assets	620,979	90,318	538,182
Short-term investment			10,500
Total current assets	12,633,229	1,837,427	7,733,985
Property and equipment, net	387,532	56,364	258,704
Intangible assets	1,036,986	150,823	48,553
Rental deposits	24,192	3,519	17,249
Long-term investments	447,465	65,081	288,471
Other non-current assets	71,519	10,402	55,271
Deferred tax assets	57,786	8,405	46,825
Goodwill	4,306,829	626,402	22,130
Total assets	18,965,538	2,758,423	8,471,188
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB357,437 and RMB 549,173 as of December 31, 2017 and 2018, respectively)	718,362	104,481	484,945
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB421,528 and RMB 441,392 as of December 31, 2017 and 2018, respectively)	441,892	64,271	422,028
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB200,406 and RMB 304,363 as of December 31, 2017 and 2018, respectively)	846,710	123,148	571,333
Amount due to related parties (including amount due to related parties of the consolidated VIEs without recourse to the Company of RMB188 and RMB 43,213 as of December 31, 2017 and 2018, respectively)	82,948	12,064	37,760
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB76,549 and RMB 113,733 as of December 31, 2017 and 2018, respectively)	137,090	19,939	175,887
Deferred consideration in connection with business acquisitions (including deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil as of December 31, 2017 and 2018, respectively)	469,274	68,253
Total current liabilities	2,696,276	392,156	1,691,953
Deferred tax liabilities	259,247	37,706	12,138
Other non-current liabilities	110,040	16,005	14,997
Total liabilities	7,942,679	1,155,214	1,719,088
Commitments and contingencies (Note 16)
Equity
Treasury stock	(402,267)	(58,507)	(402,267)
Additional paid-in capital	5,657,838	822,898	4,472,666
Retained earnings	5,361,154	779,749	2,545,379
Accumulated other comprehensive income	313,564	45,606	117,525
Noncontrolling interest	92,300	13,424	18,537
Total equity	11,022,859	1,603,209	6,752,100
Total liabilities and equity	18,965,538	2,758,423	8,471,188
Senior Notes [Member]
Current liabilities
Convertible senior notes	4,877,116	709,347
Class A Common Stock [Member]
Equity
Ordinary shares, value	219	32	206
Class B Common Stock [Member]
Equity
Ordinary shares, value	¥ 51	$ 7	¥ 54